Expense Example, No Redemption - VALUE LINE MID CAP FOCUSED FUND, INC.	Apr. 30, 2025 USD ($)
VALUE LINE MID CAP FOCUSED FUND, INC.
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 110
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	595
Expense Example, No Redemption, 10 Years	1,317
Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	$ 1,073